Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings per share

	Half year ended 30.06.23	Half year ended 30.06.22
	£m	£m
Profit attributable to ordinary equity holders of the parent	3,111	2,475

	m	m
Basic weighted average number of shares in issue	15,645	16,684
Number of potential ordinary shares	470	428
Diluted weighted average number of shares	16,115	17,112

	p	p
Basic earnings per ordinary share	19.9	14.8
Diluted earnings per ordinary share	19.3	14.5